Consolidated Statements of Income - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Operating revenues – related party		$ 243,624	[1]	$ 129,180	[2]	$ 124,985	[2]
Costs and expenses:
Operating expenses (c)	[3]	92,025	[1]	98,061	[2]	93,025	[2]
General and administrative expenses (d)	[4]	14,013	[1]	13,149	[2]	8,004	[2]
Depreciation expense		42,724	[1]	35,302	[2]	32,493	[2]
Total costs and expenses		148,762	[1]	146,512	[2]	133,522	[2]
Operating income (loss)		94,862	[1]	(17,332)	[2]	(8,537)	[2]
Other income, net		223	[1]	1,504	[2]	309	[2]
Interest and debt expense, net of capitalized interest (e)	[5]	(6,113)	[1]	(872)	[2]	(198)	[2]
Income (loss) before income taxes		88,972	[1]	(16,700)	[2]	(8,426)	[2]
Income tax expense		251	[1]	548	[2]	1,434	[2]
Net income (loss)		88,721	[1]	(17,248)	[2]	(9,860)	[2]
Less: Net loss attributable to Predecessor		(43,157)	[1]	(76,529)	[2]	(11,901)	[2]
Net income attributable to partners		131,878		59,281		2,041
Less: General partner’s interest in net income		6,069		1,379		41
Limited partners’ interest in net income		$ 125,809		$ 57,902		$ 2,000
Net income per limited partner unit – basic and diluted:
Common units		$ 2.12		$ 1.01		$ 0.03
Subordinated units		$ 2.07		$ 1.01		$ 0.03
Weighted-average limited partner units outstanding:
Common units – basic		31,222		28,790		28,790
Common units – diluted		31,222		28,791		28,790
Subordinated units – basic and diluted		28,790		28,790		28,790
Cash distribution declared per unit		$ 1.1975		$ 0.9410		$ 0.0370

[1]	Financial information has been retrospectively adjusted for the acquisition of the McKee Terminal Services Business from Valero Energy Corporation. See Notes 1 and 3.
[2]	Financial information has been retrospectively adjusted for the acquisitions of the Corpus Christi Terminal Services Business and the McKee Terminal Services Business from Valero Energy Corporation. See Notes 1 and 3.
[3]	Includes operating expenses – related party of $42,007 thousand, $38,442 thousand, and $35,543 thousand.
[4]	Includes general and administrative expenses – related party of $11,188 thousand, $10,688 thousand, and $7,923 thousand.
[5]	Includes interest and debt expense – related party of $3,190 thousand, $0 thousand, and $0 thousand.